Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 02, 2021
Balance, shares at Mar. 02, 2021
Common stock issued to initial stockholders	$ 288	24,712		25,000
Common stock issued to initial stockholders, shares	2,875,000
Net Income (loss)			(490)	(490)
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance, shares at Dec. 31, 2021	2,875,000
Net Income (loss)			(668)	(668)
Balance at Mar. 31, 2022	$ 288	24,712	(1,158)	23,842
Balance, shares at Mar. 31, 2022	2,875,000
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance, shares at Dec. 31, 2021	2,875,000
Net Income (loss)				(64,347)
Balance at Jun. 30, 2022	$ 288	87,212	(64,837)	22,663
Balance, shares at Jun. 30, 2022	2,875,000
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance, shares at Dec. 31, 2021	2,875,000
Net Income (loss)			577,440	577,440
Stock-based compensation		62,500		62,500
Issuance of 257,500 private placement units	$ 25	2,574,975		$ 2,575,000
Issuance of 257,500 private placement units, shares	257,500			257,500
Relative fair value of public warrants at issuance		1,016,600		$ 1,016,600
Relative fair value of anchor investor shares		3,626,296		3,626,296
Relative fair value of rights included in public units		1,329,317		1,329,317
Allocated value of transaction costs to common stock		(272,626)		(272,626)
Accretion for common stock to redemption amount		(8,361,774)	(4,114,731)	(12,476,505)
Balance at Dec. 31, 2022	$ 313		(3,537,781)	(3,537,468)
Balance, shares at Dec. 31, 2022	3,132,500
Balance at Mar. 31, 2022	$ 288	24,712	(1,158)	23,842
Balance, shares at Mar. 31, 2022	2,875,000
Net Income (loss)			(63,679)	(63,679)
Compensation expense of transfer to sponsor		62,500		62,500
Balance at Jun. 30, 2022	$ 288	87,212	(64,837)	22,663
Balance, shares at Jun. 30, 2022	2,875,000
Balance at Dec. 31, 2022	$ 313		(3,537,781)	(3,537,468)
Balance, shares at Dec. 31, 2022	3,132,500
Net Income (loss)			(339,791)	(339,791)
Accretion for common stock to redemption amount			(939,518)	(939,518)
Balance at Mar. 31, 2023	$ 313		(4,817,090)	(4,816,777)
Balance, shares at Mar. 31, 2023	3,132,500
Balance at Dec. 31, 2022	$ 313		(3,537,781)	(3,537,468)
Balance, shares at Dec. 31, 2022	3,132,500
Net Income (loss)				(290,353)
Balance at Jun. 30, 2023	$ 313		(6,532,862)	(6,532,549)
Balance, shares at Jun. 30, 2023	3,132,500
Balance at Mar. 31, 2023	$ 313		(4,817,090)	(4,816,777)
Balance, shares at Mar. 31, 2023	3,132,500
Net Income (loss)			49,438	49,438
Accretion for common stock to redemption amount			(940,225)	(940,225)
Excise tax payable attributable to redemption of common stock			(824,985)	(824,985)
Balance at Jun. 30, 2023	$ 313		$ (6,532,862)	$ (6,532,549)
Balance, shares at Jun. 30, 2023	3,132,500